Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Schedule of trade and other payables

	Millions of Euros
	31/12/2025	31/12/2024
Suppliers	841	852
VAT payable	13	14
Taxation authorities, withholdings payable	12	11
Social security payable	53	43
Other public entities	173	143
Other payables	252	210
Current income tax liabilities	25	61
	1,118	1,123